UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BHR Capital LLC
Address: 545 Madison Avenue
         10th Floor
         New York, NY  10022

13F File Number:  028-14334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael N. Thompson
Title:     Managing Partner
Phone:     (212) 378-0830

Signature, Place, and Date of Signing:

 /s/  Michael N. Thompson     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $764,796 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO RESIDENTIAL MTG INC     COM              03763v102     9640   500000 SH       SOLE                   500000        0        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261    11408   750000 SH  PUT  SOLE                   750000        0        0
BARNES & NOBLE INC             COM              067774109     1481    90000 SH  PUT  SOLE                    90000        0        0
BARRICK GOLD CORP              COM              067901108    19018   506200 SH       SOLE                   506200        0        0
CENTRAL PAC FINL CORP          COM NEW          154760409    19768  1400000 SH       SOLE                  1400000        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    14716   525000 SH       SOLE                   525000        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    60966  1092000 SH       SOLE                  1092000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    17716   520000 SH       SOLE                   520000        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100    24015   637000 SH       SOLE                   637000        0        0
HALLIBURTON CO                 COM              406216101    15615   550000 SH       SOLE                   550000        0        0
HCA HOLDINGS INC               COM              40412C101    20236   665000 SH       SOLE                   665000        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    15818  2015000 SH       SOLE                  2015000        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    20621   910000 SH       SOLE                   910000        0        0
HOME INNS & HOTELS MGMT INC    NOTE 2.000%12/1  43713WAB3     1558  2000000 PRN      SOLE                  2000000        0        0
HOMESTREET INC                 COM              43785V102    10853   339250 SH       SOLE                   339250        0        0
KINDER MORGAN INC DEL          COM              49456B101    12888   400000 SH  CALL SOLE                   400000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404    19442  2385500 SH       SOLE                  2385500        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306    26654  3128391 SH       SOLE                  3128391        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    33827   840000 SH       SOLE                   840000        0        0
MBIA INC                       COM              55262C100    20419  1888858 SH       SOLE                  1888858        0        0
MCDONALDS CORP                 COM              580135101    29879   337500 SH  CALL SOLE                   337500        0        0
MPG OFFICE TR INC              COM              553274101     9203   619753 SH       SOLE                   619753        0        0
OVERSEAS SHIPHOLDING GROUP I   COM              690368105    13704  1233492 SH       SOLE                  1233492        0        0
RETAIL PPTYS AMER INC          CL A             76131V202     9720  1000000 SH       SOLE                  1000000        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101    32329   999974 SH       SOLE                   999974        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   206804  3816985 SH       SOLE                  3816985        0        0
VISTEON CORP                   COM NEW          92839U206    11478   306084 SH       SOLE                   306084        0        0
WESTERN ASSET MTG CAP CORP     COM              95790D105     4873   250000 SH       SOLE                   250000        0        0
WESTERN DIGITAL CORP           COM              958102105    70147  2301400 SH       SOLE                  2301400        0        0